Significant accounting policies and new accounting standards - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Sep. 30, 2023	Dec. 31, 2021
Disclosure Of Accounting Policies [Line Items]
Right-of-use assets	$ 0
Total leverage ratio	7.00		7.50
Forecast
Disclosure Of Accounting Policies [Line Items]
Total leverage ratio		6.50
Minimum
Disclosure Of Accounting Policies [Line Items]
Contract assets amortization period (in years)	3 years
Maximum
Disclosure Of Accounting Policies [Line Items]
Contract assets amortization period (in years)	5 years
Facilities lease term (in years)	10 years